Shareholder Report, Holdings (Details)	Jul. 31, 2024
C 000211307 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C 000211307 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000211307 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000211307 [Member] | Institutional Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000211307 [Member] | Asset Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000211307 [Member] | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000211307 [Member] | New York Community Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C 000211307 [Member] | First American Government Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C 000211307 [Member] | Parallel 20211 L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C 000211307 [Member] | Invesco C L O 20221 A L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C 000211307 [Member] | Blue Mountain C L O X X I X L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C 000211307 [Member] | Empower C L O 20221 L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C 000211307 [Member] | Mountain View C L O X V L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C 000211307 [Member] | Gulf Stream Meridian 20214 L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C 000211307 [Member] | Octagon Investment Partners X X I L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C 000211307 [Member] | Wellfleet C L O 20221 L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000211310 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	88.40%
C 000211310 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000211310 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000211310 [Member] | Institutional Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000211310 [Member] | Asset Management [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000211310 [Member] | Sovereign [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000211310 [Member] | New York Community Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.62%
C 000211310 [Member] | First American Government Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C 000211310 [Member] | Parallel 20211 L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.78%
C 000211310 [Member] | Invesco C L O 20221 A L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C 000211310 [Member] | Blue Mountain C L O X X I X L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C 000211310 [Member] | Empower C L O 20221 L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C 000211310 [Member] | Mountain View C L O X V L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C 000211310 [Member] | Gulf Stream Meridian 20214 L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
C 000211310 [Member] | Octagon Investment Partners X X I L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.91%
C 000211310 [Member] | Wellfleet C L O 20221 L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000211314 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C 000211314 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C 000211314 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C 000211314 [Member] | U S Treasury Strips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000211314 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000211314 [Member] | First American Government Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.42%
C 000211314 [Member] | United States Treasury Strip Principal [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000211314 [Member] | N G C C L O 20241 A L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C 000211314 [Member] | Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C 000211314 [Member] | P G A National Resort Commerical Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C 000211314 [Member] | O F S I Fund 202413 A C L O L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C 000211314 [Member] | Golub Capital Partners C L O L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000211314 [Member] | Ocean Trails C L O X V L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C 000211314 [Member] | Invesco U S C L O 20234 L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C 000211314 [Member] | Blackrock Shasta C L O X I I I L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C 000211311 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C 000211311 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C 000211311 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C 000211311 [Member] | U S Treasury Strips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000211311 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000211311 [Member] | First American Government Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.42%
C 000211311 [Member] | United States Treasury Strip Principal [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000211311 [Member] | N G C C L O 20241 A L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C 000211311 [Member] | Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C 000211311 [Member] | P G A National Resort Commerical Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C 000211311 [Member] | O F S I Fund 202413 A C L O L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C 000211311 [Member] | Golub Capital Partners C L O L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000211311 [Member] | Ocean Trails C L O X V L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C 000211311 [Member] | Invesco U S C L O 20234 L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C 000211311 [Member] | Blackrock Shasta C L O X I I I L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C 000211313 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.80%
C 000211313 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C 000211313 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C 000211313 [Member] | U S Treasury Strips [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000211313 [Member] | Open End Mutual Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000211313 [Member] | First American Government Obligations Fund Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.42%
C 000211313 [Member] | United States Treasury Strip Principal [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000211313 [Member] | N G C C L O 20241 A L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C 000211313 [Member] | Leader Capital Short Term High Yield Bond Fund Institutional Class [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.27%
C 000211313 [Member] | P G A National Resort Commerical Mortgage Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C 000211313 [Member] | O F S I Fund 202413 A C L O L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C 000211313 [Member] | Golub Capital Partners C L O L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000211313 [Member] | Ocean Trails C L O X V L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C 000211313 [Member] | Invesco U S C L O 20234 L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C 000211313 [Member] | Blackrock Shasta C L O X I I I L T D [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%